Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of transactions between related parties [abstract]
Disclosure of Transactions Between Group and Other Related Parties
a.	Related party name and category

Related Party Name	Related Party Category
JANK Howden Pty Ltd	Related party in substance
Others	Key Management Personnel

b.	Loans from related parties

Related Party Category/Name	December 31, 2019	June 30, 2020
Related party in substance / JANK Howden Pty Ltd	$502,205	$501,684
Key Management Personnel / Others	50,221	50,168

	$552,426	$551,852

Interest Payable

Related Party Category/Name	December 31, 2019	June 30, 2020
Related party in substance / JANK Howden Pty Ltd	$12,500	$50,734
Key Management Personnel / Others	1,250	5,073

	$13,750	$55,807

Interest expense

	For the six months Ended June 30
Related Party Category/Name	2019	2020
Related party in substance / JANK Howden Pty Ltd	$—	$37,713
Key Management Personnel / Others	—	3,771

	$—	$41,484

Schedule of Key Management Personnel Compensation
c.	Compensation of Key Management Personnel

	For the six months Ended June 30
Related Party Category/Name	2019	2020
Short-term employee benefits	$1,131,718	$927,751
Post-employment benefits	57,289	43,254
Share-based payments recognized	106,526	166,992

	$1,295,533	$1,137,997